Stock-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Nonvested Shares
A summary of nonvested shares, nonvested share units and deferred stock units, including those that are performance-based, for the year ended April 30, 2018, is as follows:

(shares in 000s)
	Nonvested Shares and Nonvested Share Units		Performance-Based Nonvested Share Units
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding, beginning of the year	1,616	$23.50	1,099	$30.22
Granted	667	30.03	273	32.66
Released	(635)	24.11	(197)	37.20
Forfeited	(109)	28.22	(48)	29.55
Outstanding, end of the year	1,539	$25.54	1,127	$29.01

Assumptions Used To Value Options
STOCK OPTIONS – A summary of options for the fiscal year ended April 30, 2018, is as follows:

(in 000s, except per share amounts)
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of the year	1,702	$17.99
Granted	274	29.73
Exercised	(1,495)	17.94
Forfeited or expired	—	—
Outstanding, end of the year	481	$24.84	7 years	$1,965

Exercisable, end of the year	190	$18.08	4 years	$1,853
Exercisable and expected to vest	435	$24.34	7 years	$1,958

Summary Of Stock Options
A summary of options for the fiscal year ended April 30, 2018, is as follows:

(in 000s, except per share amounts)
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of the year	1,702	$17.99
Granted	274	29.73
Exercised	(1,495)	17.94
Forfeited or expired	—	—
Outstanding, end of the year	481	$24.84	7 years	$1,965

Exercisable, end of the year	190	$18.08	4 years	$1,853
Exercisable and expected to vest	435	$24.34	7 years	$1,958

Performance-Based Nonvested Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used To Value Options
The following assumptions were used to value performance-based nonvested share units using the Monte Carlo valuation model during the periods:

Year ended April 30,	2018	2017	2016
Expected volatility	13.33% - 81.19%	13.92% - 74.53%	12.85% - 55.27%
Expected term	3 years	3 years	3 years
Dividend yield (1)	0% - 3.23%	0% - 3.68%	0% - 2.70%
Risk-free interest rate	1.42% - 1.55%	0.84%	0.95%
Weighted-average fair value	$32.66	$25.38	$30.00

(1)	The valuation model assumes that dividends are reinvested by the Company on a continuous basis.